ADVANCE FROM PROSPECTIVE CUSTOMERDISTRIBUTER TABLE (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
ADVANCE FROM PROSPECTIVE CUSTOMER DISTRIBUTER
	In RMB		In USD
Source of Advance	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Advancer 1	¥1,544,748	¥3,000,000	$243,268	$459,516
Advancer 2	550,000	-	86,614	-
Advancer 3	500,000	500,000	78,740	76,586
Advancer 4	348,000	348,000	54,803	53,304
Advancer 5	50,000	50,000	7,874	7,659
Advancer 6	50,000	50,000	7,874	7,659
Advancer 7	31,012	-	4,884	-
Advancer 8	5,680	-	894	-
Advancer 9	31	-	5	-
Advancer 10	-	500,000		76,586
Advancer 11	-	250,000		38,293
Advancer 12	-	250,000		38,293
	¥3,079,471	¥4,948,000	$484,956	$757,896